BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security Shares Value
Affiliated Investment Companies — 113.4%
(a)
Equity Funds — 64.0%
iShares Core S&P 500 ETF
(b)
........... 113,233 $ 48,783,041
iShares Core S&P Small-Cap ETF
(b)
....... 114,684 12,522,346
iShares ESG Aware MSCI EM ETF
(b)
...... 289,801 12,009,353
iShares ESG Aware MSCI USA ETF
(b)
..... 555,628 54,707,133
iShares Global Financials ETF
(b)
......... 116,869 9,168,373
iShares Global Tech ETF
(b)
............. 203,885 11,552,124
iShares MSCI EAFE Growth ETF ........ 237,892 25,328,361
iShares MSCI EAFE Value ETF
(b)
......... 550,934 28,014,994
iShares MSCI USA Value Factor ETF
(b)
..... 134,483 13,542,438
iShares U.S. Energy ETF .............. 209,103 5,909,251
221,537,414
Security Shares Value
Fixed Income Funds — 36.3%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(b)
..................... 231,759 $ 12,663,312
iShares Commodities Select Strategy ETF .. 315,132 11,294,331
iShares Core Total USD Bond Market ETF .. 899,926 47,912,060
iShares Fallen Angels USD Bond ETF
(b)
.... 223,232 6,721,516
iShares TIPS Bond ETF ............... 122,831 15,684,290
iShares U.S. Treasury Bond ETF
(b)
........ 1,190,265 31,577,731
125,853,240
Short-Term Securities — 13.1%
(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ..................... 1,866,909 1,866,909
SL Liquidity Series, LLC, Money Market Series,
0.13%
(d)
........................ 43,532,460 43,545,519
45,412,428
Total Affiliated Investment Companies — 113.4%
(Cost: $359,276,109) .............................. 392,803,082
Liabilities in Excess of Other Assets — (13.4) % ............ (46,326,843)
Net Assets — 100.0% ............................... $ 346,476,239
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,321,139 $ 545,770 $ — $ — $ — $ 1,866,909 1,866,909 $ 146 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 49,449,031 — (5,892,562) (10,950) — 43,545,519 43,532,460 156,156
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 9,800,045 99,755 (9,908,160) 501,990 (493,630) — — — —
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 14,418,735 14,640,501 (16,293,328) 95,217 (197,813) 12,663,312 231,759 201,762 —
iShares 20+ Year Treasury Bond
ETF
(c)
................ 2,286,927 24,914 (2,216,567) 56,171 (151,445) — — — —
iShares Commodities Select
Strategy ETF ........... — 10,413,528 (48,511) 1,528 927,786 11,294,331 315,132 — —
iShares Core MSCI EAFE ETF
(c)
5,848,261 50,215 (6,094,333) 1,013,397 (817,540) — — — —
iShares Core S&P 500 ETF .... 50,318,026 10,637,026 (17,997,852) 5,774,452 51,389 48,783,041 113,233 453,729 —
iShares Core S&P Small-Cap ETF 6,303,329 6,234,450 (1,457,160) 499,376 942,351 12,522,346 114,684 113,295 —
iShares Core Total USD Bond
Market ETF ............ — 48,760,598 (312,748) (4,165) (531,625) 47,912,060 899,926 395,234 —
iShares ESG Aware MSCI EM
ETF .................. 19,215,379 4,579,687 (11,921,003) 4,128,311 (3,993,021) 12,009,353 289,801 96,752 —
iShares ESG Aware MSCI USA
ETF .................. 40,110,713 16,412,170 (7,019,992) 2,130,704 3,073,538 54,707,133 555,628 404,712 —
iShares Fallen Angels USD Bond
ETF .................. — 6,596,716 (43,515) 493 167,822 6,721,516 223,232 116,171 —
iShares Global Financials ETF .. — 11,843,005 (2,404,124) (113,842) (156,666) 9,168,373 116,869 38,720 —
iShares Global Tech ETF ..... 8,532,222 9,206,238 (6,720,776) 3,065,520 (2,531,080) 11,552,124 203,885 13,675 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 30,519,133 2,396,196 (31,596,759) (193,379) (1,125,191) — — 134,712 —
iShares MBS ETF
(c)
......... 9,770,623 486,726 (10,160,898) (108,057) 11,606 — — 24,633 —
iShares MSCI EAFE Growth ETF 19,127,491 11,911,599 (6,294,247) 1,705,900 (1,122,382) 25,328,361 237,892 135,870 —
iShares MSCI EAFE Value ETF . — 29,646,883 (1,815,356) 69,084 114,383 28,014,994 550,934 462,133 —

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares MSCI USA Min Vol Factor
ETF
(c)
................ $ 5,126,841 $ 387,608 $ (5,685,122) $ 533,571 $ (362,898) — — $ 11,819 $ —
iShares MSCI USA Momentum
Factor ETF
(c)
............ — 9,105,023 (9,359,848) 254,825 — — — 8,507 —
iShares MSCI USA Value Factor
ETF .................. 10,529,842 2,995,799 (1,567,854) 474,892 1,109,759 13,542,438 134,483 210,007 —
iShares TIPS Bond ETF ...... — 15,983,960 (71,739) (425) (227,506) 15,684,290 122,831 198,405 —
iShares U.S. Energy ETF ..... — 6,578,060 (1,154,915) 25,255 460,851 5,909,251 209,103 132,328 —
iShares U.S. Medical Devices
ETF
(c)
................ 8,060,417 585,567 (8,926,141) 2,128,662 (1,848,505) — — 282 —
iShares U.S. Treasury Bond ETF 22,361,262 19,517,663 (9,629,118) 203,419 (875,496) 31,577,730 1,190,265 213,471 —
$ 22,231,949 $ (7,575,313) $ 392,803,081 $ 3,522,519 $ —
— $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Glossary of Terms Used in this Report
Portfolio Abbreviations
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 347,390,654 $ — $ — $ 347,390,654
Short-Term Securities ....................................... 1,866,909 — — 1,866,909
$ 349,257,563 $ — $ — $ 349,257,563
Investments Valued at NAV
(a)
...................................... 43,545,519
$ —
$ 392,803,082
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.